OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT LIABILITIES
	As of December 31,
	2020	2019
Accrued payroll and related taxes	$140	$173
Provision for vacation	50	37
Accrued expenses	2,126	590
	$2,316	$800